Equity Compensation Plans	12 Months Ended
Dec. 31, 2019
Equity Compensation Plans
Equity Compensation Plans

NOTE 8. EQUITY COMPENSATION PLANS:

The following table sets forth information regarding our equity compensation plans as of December 31, 2019:

	Options		RSUs	Shares of Stock
		Weighted			Weighted
	No. of	Average	No of	No of	Average
	Options	Price	RSUs	Shares	Price	Total

Equity compensation plan total shares				-	-	80,000
Granted	6,000	66.75	3,328	0	0	9,328
Cancelled/expired	0	0	0	0	0	0
Balance outstanding as at December 31, 2015	6,000	66.75	3,328	0	0	0
Balance available under the plan as at December 31, 2015	0	0	0	0	0	70,672
Granted	39,028	169.75	20,307	0	0	59,335
Cancelled/expired	6,400	135.25	0	0	0	6,400
Balance outstanding as at December 31, 2016	38,628	159.5	23,635	0	0	0
Balance available under the plan as at December 31, 2016	0	0	0	0	0	17,737
Granted	11,400	140.5	3,045	7,944	64.5	22,389
Cancelled/Expired	3,616	163.5	7,633	0	0	11,249
Balance outstanding as at December 31, 2017	46,412	152.5	19,047	7,944	64.5	0
Balance available under the plan as at December 31, 2017	0	0	0	0	0	6,597
New pool added	0	0	0	0	0	80,000
Granted	74,480	36.75	5,675	0	0	80,155
Cancelled/expired	34,072	150	1,599	0	0	35,671
Balance available under the plan as at December 31, 2018	0	0	0	0	0	42,114
New pool added	0	0	0	0	0	0
Granted	0	0	0	0	0	0
Cancelled/expired	32,908	0	0	0	0	32,908
Balance available under the plan as at December 31, 2019	0	0	0	0	0	75,022

The company issued and valued options using the Black-Scholes model for all 2017 issuances with the following significant assumptions –

●	Expected term of 3.25 years.

●	Expected volatility of 111.8%.

●	Risk-free interest rate of 0.57%.

●	Expected dividend yield of 0%.